INVESTMENT SECURITIES, Securities in Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Available-for-sale, Debt Securities, Fair Value and Gross Unrealized Losses [Abstract]
Less than 12 months, fair value		$ 2,885
Less than 12 months, unrealized losses		(10)
Greater than 12 months, fair value		24,591
Greater than 12 months, unrealized losses		(750)
Total, fair value		27,476
Total, unrealized losses		(760)
Available-for-sale Securities, Fair Value and Gross Unrealized Losses [Abstract]
Less than 12 months, fair value			$ 13,494
Less than 12 months, unrealized losses			(705)
Greater than 12 months, fair value			12,568
Greater than 12 months, unrealized losses			(322)
Total, fair value			26,062
Total, unrealized Losses			(1,027)
Securities pledged [Abstract]
Fair value of securities pledged to secure public funds		$ 912
Debt Securities, Available-for-sale, Restriction Type [Extensible List]		us-gaap:CollateralPledgedMember
Proceeds from sales and calls of securities [Abstract]
Proceeds from sales of securities		$ 0
U.S. Government and Federal Agency [Member]
Available-for-sale, Debt Securities, Fair Value and Gross Unrealized Losses [Abstract]
Less than 12 months, fair value		0	7,101
Less than 12 months, unrealized losses		0	(88)
Greater than 12 months, fair value		10,657	2,008
Greater than 12 months, unrealized losses		(253)	(71)
Total, fair value		10,657	9,109
Total, unrealized losses		(253)	(159)
Mortgage-backed Securities [Member]
Available-for-sale, Debt Securities, Fair Value and Gross Unrealized Losses [Abstract]
Less than 12 months, fair value	[1]	2,885	5,472
Less than 12 months, unrealized losses	[1]	(10)	(38)
Greater than 12 months, fair value	[1]	13,644	10,560
Greater than 12 months, unrealized losses	[1]	(495)	(250)
Total, fair value	[1]	16,529	16,032
Total, unrealized losses	[1]	(505)	(288)
Municipal Securities [Member]
Available-for-sale, Debt Securities, Fair Value and Gross Unrealized Losses [Abstract]
Less than 12 months, fair value		0	295
Less than 12 months, unrealized losses		0	(2)
Greater than 12 months, fair value		290	0
Greater than 12 months, unrealized losses		(2)	0
Total, fair value		290	295
Total, unrealized losses		$ (2)	(2)
Equity Securities [Member]
Available-for-sale Securities, Fair Value and Gross Unrealized Losses [Abstract]
Less than 12 months, fair value			626
Less than 12 months, unrealized losses			(577)
Greater than 12 months, fair value			0
Greater than 12 months, unrealized losses			(1)
Total, fair value			626
Total, unrealized Losses			$ (578)

[1]	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.